Lease Obligations - Schedule of Future Minimum Rental Payments Under Noncancelable Operating Lease Arrangements (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Minimum Rental Payments under Noncancelable Operating Lease Arrangements [Abstract]
2026	$ 15,699
2027	15,495
2028	14,265
2029	4,435
2030	4,088
Thereafter	10,092
Total minimum payments	64,074
Less: Imputed interest	7,100
Present value of lease liabilities	$ 56,974	$ 65,900